Accounts Receivable (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss, Current	$ 3,012	$ 26,440	$ 6,551
Previously Reported [Member]
Accounts Receivable, after Allowance for Credit Loss, Current		$ 26,440	$ 6,551